CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 165,033	$ 448,623
Short-term deposits	46,353	41,985
Accounts receivable (net of allowance for credit losses of $724 as of December 31, 2022)	16,424	9,185
Prepaid expenses and other current assets	51,904	46,568
Marketable securities	16,813	18,464
Funds receivable, including cash in banks	78,125	57,635
Total current assets	374,652	622,460
Property and equipment, net	10,283	3,269
Operating lease right-of-use assets	19,718	20,108
Long term deposits	3,225	2,219
Deferred contract acquisition costs, noncurrent	1,825	1,314
Deferred tax assets	171	0
Other assets, noncurrent	3,739	213
Commercial agreement asset	282,963	196,544
Goodwill and other intangible assets	466,024	0
Total long-term assets	787,948	223,667
Total assets	1,162,600	846,127
Current liabilities:
Accounts payable (including related party payables of $18,158 and $30,809 as of December 31, 2021 and 2022, respectively)	52,220	24,064
Accrued expenses and other current liabilities (including related party payables of $3,357 and $5,719 as of December 31, 2021 and 2022, respectively)	75,990	47,358
Funds payable to Customers	78,125	57,635
Short term operating lease liabilities	3,245	2,517
Total current liabilities	209,580	131,574
Long-term liabilities:
Deferred tax liabilities, net	6,558	0
Long term operating lease liabilities	16,579	18,803
Other long-term liabilities	1,762	0
Total liabilities	234,479	150,377
Commitments and contingencies (Note 9)
Shareholders’ equity:
Ordinary shares, with no par value, 300,000,000 and 300,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 150,456,501 and 161,316,543, shares issued and outstanding as of December 31, 2021 and 2022, respectively;	0	0
Additional paid-in capital	1,253,093	823,550
Accumulated comprehensive income (loss)	(1,926)	(159)
Accumulated deficit	(323,046)	(127,641)
Total shareholders’ equity	928,121	695,750
Total liabilities, convertible preferred shares and shareholders’ equity	$ 1,162,600	$ 846,127